INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Description Of Detailed Information About Inventories Explanatory

	December 31, 2022	December 31, 2021
Ore in stockpiles and on leach pads	$12,492	$22,477
Work-in-process	3,059	3,523
Finished goods	984	—
Total inventory	$16,535	$26,000